NOTES PAYABLE (Details 1) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Shares Issued to Settle Debt	$ (5,255,172)
Notes Payable [Member]
Balance at beginning of period Notes payables	168,998,601	$ 172,747,559
Cash additions	15,830,279	13,850,000
Non-cash Addition-Debt modification	1,877,439	1,000,000
Debt discount Recognized on modifacation	(2,002,544)	(1,000,000)
Extinguishment of Debt	(12,173,250)
Paid in kind interest Capitalized	19,046,232
Payment of Amendment Fee		(500,000)
Cash payments	(742,860)	(14,779,091)
Equity Component of Debt- New and Amended	(5,583,407)	(5,331,969)
Conversion of Convertible Debentures	(2,371,782)
Shares Issued to Settle Debt	(1,351,774)	(4,393,342)
Cash paid for debt issuance costs	(99,931)	(61,500)
Accreation of debt discount	3,793,314	2,532,825
Accretion of Debt Discount included in Discontinued Operations	5,895,011	4,362,226
Non-Cash Loss on Extinguishment of Debt		571,893
Balance at ending of period Notes payables	191,115,328	168,998,601
Less Current portion of notes payables	(103,496,394)	(16,188,664)
Notes payable, Net of Current portion	$ 87,618,934	$ 152,809,937